Guarantees, commitments, pledged assets and contingencies (Tables)	12 Months Ended
Oct. 31, 2020
Text Block [Abstract]
Summary of Maximum Exposure to Credit Losses Related to Guarantees and Commitments Provided to Third Parties	The maximum exposure to credit risk relating to a guarantee is the maximum risk of loss if there was a total default by the guaranteed parties, without consideration of possible recoveries under recourse provisions, insurance policies or from collateral held or pledged. The maximum exposure to credit risk relating to a commitment to extend credit is the full amount of the commitment. In both cases, the maximum risk exposure is significantly greater than the amount recognized as a liability in our Consolidated Balance Sheets

	Maximum exposure to credit losses
	As at

(Millions of Canadian dollars)	October 31 2020	October 31 2019
Financial guarantees
Financial standby letters of credit	$17,141	$16,608
Commitments to extend credit
Backstop liquidity facilities	40,212	36,305
Credit enhancements	2,664	1,692
Documentary and commercial letters of credit	286	268
Other commitments to extend credit	239,077	225,911
Other credit-related commitments
Securities lending indemnifications	77,953	91,625
Performance guarantees	7,040	7,061
Sponsored member guarantees	1,302	–
Other	1,030	787

Details of Assets Pledged Against Liabilities and Collateral Assets Held or Re-pledged
Assets pledged against liabilities and collateral assets held or re-pledged

	As at

(Millions of Canadian dollars)	October 31 2020	October 31 2019
Sources of pledged assets and collateral
Bank assets
Loans	$99,302	$80,542
Securities	59,479	55,544
Other assets	27,934	21,316
	186,715	157,402
Client assets (1)
Collateral received and available for sale or re-pledging	438,686	448,338
Less: not sold or re-pledged	(37,879)	(49,325)
	400,807	399,013
	$587,522	$556,415
Uses of pledged assets and collateral
Securities borrowing and lending	$127,852	$146,590
Obligations related to securities sold short	36,647	34,686
Obligations related to securities lent or sold under repurchase agreements	252,425	229,905
Securitization	45,440	47,254
Covered bonds	62,131	42,103
Derivative transactions	35,044	26,448
Foreign governments and central banks	6,456	5,963
Clearing systems, payment systems and depositories	6,380	4,804
Other	15,147	18,662
	$587,522	$556,415

(1)	Primarily relates to Obligations related to securities lent or sold under repurchase agreements, Securities lent and Derivative transactions.